LEASES - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Total finance lease depreciation expense	$ 2,364	$ 2,362
Total rent expense - operating leases	26,926	27,980
Short-term rent expense	425	217
Interest expense - leases	2,930	3,146
Expense included in cost of goods sold and ending inventory
Lessee, Lease, Description [Line Items]
Total rent expense - operating leases	14,398	15,337
Expense included in selling, general, and administrative expense
Lessee, Lease, Description [Line Items]
Total finance lease depreciation expense	2,364	2,362
Total rent expense - operating leases	$ 12,528	$ 12,643